Schedule of Aggregate Percentage Revenue and Accounts Receivable (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	51.00%	29.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%	22.00%
Revenue from Contract with Customer Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	51.00%	51.00%
Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	36.00%	0.00%
Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	33.00%	0.00%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	96.00%	100.00%
Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	27.00%	0.00%
Accounts Receivable [Member] | Customer Four [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%	39.00%
Accounts Receivable [Member] | Customer Five [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%	32.00%
Accounts Receivable [Member] | Customer Six [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%	16.00%
Accounts Receivable [Member] | Customer Seven [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%	13.00%